Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	AMPRIUS TECHNOLOGIES, INC.
Entity Central Index Key	0001899287
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1591811
Entity Address, Address Line One	1180 Page Avenue
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	800
Local Phone Number	425-8803
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On September 30, 2022, Amprius Technologies, Inc., a Delaware corporation (f/k/a Kensington Capital Acquisition Corp. IV, a Cayman Islands exempted company incorporated with limited liability) (“Amprius,” the “Company,” “we,” “us” or “our”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-267691) (as amended on October 25, 2022, November 16, 2022 and December 27, 2022, the “Initial Registration Statement”). The Initial Registration Statement was declared effective by the SEC on December 27, 2022. This post-effective amendment to the Initial Registration Statement is being filed to (i) include information from the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 that was filed on March 30, 2023; and (ii) update certain other information in the Initial Registration Statement, including to remove 331,351 shares of our common stock that were sold under the Initial Registration Statement. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Initial Registration Statement.
Entity Primary SIC Number	3690
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1180 Page Avenue
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	800
Local Phone Number	425-8803
Contact Personnel Name	Dr. Kang Sun